LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash paid for amounts included in the measurement of lease liabilities	$ 743,194	$ 770,267	$ 641,400
Weighted average remaining lease term, operating lease	8 years 4 months 6 days	3 years 8 months 4 days	4 years 9 months
Weighted average discount rate, operating lease	3.49%	4.31%	4.37%